PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS [abstract]
Schedule of prepaid expenses and other current assets

	December 31,
	2016	2017
	RMB	RMB

Other receivables	26,056	17,704
Advances to suppliers	3,749	4,901
Value-added input tax to be deducted	18,055	17,926
Prepaid income tax	1,145	398
Derivative financial instruments	762	526

	49,767	41,455